UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PERELLA WEINBERG PARTNERS CAPITAL MANAGEMENT LP
         -----------------------------------------------
Address: 767 Fifth Avenue
         -----------------------------
         New York, New York 10153
         -----------------------------

13F File Number: 28-12930
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ajay Mehra
       ------------------------------------------
Title: Managing Director/Chief Compliance Officer
       ------------------------------------------
Phone: 212-287-3365
       ------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Ajay Mehra                 New York, NY          November 14, 2008
     ------------------------      --------------------    -----------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                         ---------------------------

Form 13F Information Table Entry Total:        128
                                         ---------------------------

Form 13F Information Table Value Total:        462256
                                         ---------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                        TITLE OF                   VALUE  SHARES/  SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                       CLASS          CUSIP     (x1000) PRN AMT  PRN CALL  DSCRETN MANAGERS   SOLE   SHARED  NONE
-----------------------                 --------      ---------   ------- -------  --- ----  ------- --------  -----   ------  ----
ABB LTD ZUERICH ADR                    ADRS STOCKS        375204      6441    332000 SH         SOLE            332000    0      0
AGRIA CORP ADR                         ADRS STOCKS     00850H103      3567   1049138 SH         SOLE           1049138    0      0
AIR TRANSPORT SERVICES GROUP I*NC CMN  COMMON STOCK    00922R105     4,440 6,000,000 SH         SOLE           6000000    0      0
AKEENA SOLAR INC INC COM STK           COMMON STOCK      9720103       346     91297 SH         SOLE             91297    0      0
ALLIANT TECHSYSTEMS INC COM ST         COMMON STOCK     18804104      2621     27900 SH         SOLE             27900    0      0
AMERICREDIT CORP                       COMMON STOCK    03060R101        74    10,000 SH   PUT   SOLE             10000    0      0
AMERON INTL CORP DEL COM STK           COMMON STOCK     30710107      1583     22087 SH         SOLE             22087    0      0
AMR CORP                             NOTE 4.500% 2/1   001765BB1       838 1,000,000 RN         SOLE           1000000    0      0
APPLIED SIGNAL TECHN OLOGIES I         COMMON STOCK     38237103       304     17510 SH         SOLE             17510    0      0
ARTESIAN RES CORP CL A COM STK         COMMON STOCK     43113208      4939    294662 SH         SOLE            294662    0      0
BABCOCK & BROWN AIR LTD                ADRS STOCKS     05614P101       395     42200 SH         SOLE             42200    0      0
BANK OF AMERICA CORPORATION            COMMON STOCK    060505104      2919     83400 SH         SOLE             83400    0      0
BARNES GROUP INC COM STK               COMMON STOCK     67806109      1355     67000 SH         SOLE             67000    0      0
BE AEROSPACE INC COM STK               COMMON STOCK  073302 10 1       633     40000 SH  CALL   SOLE             40000    0      0
BOEING CO USD5 COM                     COMMON STOCK  097023 10 5      3727     65000 SH  CALL   SOLE             65000    0      0
CACI INTL INC CL A                     COMMON STOCK    127190304       792     15800 SH         SOLE             15800    0      0
CALIFORNIA WTR SVC G ROUP COM          COMMON STOCK    130788102      7552    196146 SH         SOLE            196146    0      0
CAPSTONE TURBINE COR P COM STK         COMMON STOCK    14067D102      1873   1451797 SH         SOLE           1451797    0      0
CASCAL NV                              COMMON STOCK    N1842P109      6961    662905 SH         SOLE            662905    0      0
CIA SANEAMENTO BASIC O DO ESTA         ADRS STOCKS     20441A102      6538    230600 SH         SOLE            230600    0      0
CLAYMORE MAC GLOBAL SOLAR ENER       US ETFS - US TR   18383M621       749     41744 SH         SOLE             41744    0      0
CLEVELAND BIOLABS, INC CMN             COMMON STOCK    185860103        13      3000 SH         SOLE              3000    0      0
COMPANHIA VALE DO RIO DOCE             SPONSORED ADR   204412209      9575    500000 SH  CALL   SOLE            500000    0      0
CONSTELLATION ENERGY GROUP CMN         COMMON STOCK    210371100       267     11000 SH  CALL   SOLE             11000    0      0
DELTA AIR LINES, INC. CMN              COMMON STOCK    247361702     22350   3000000 SH         SOLE           3000000    0      0
DIGITAL RECORDERS IN C COM STK         COMMON STOCK    23330F109       377    175429 SH         SOLE            175429    0      0
DISCOVER FINANCIAL SERVICES CMN        COMMON STOCK    254709108     11747    850000 SH   PUT   SOLE            850000    0      0
DYNCORP INTERNATIONA L INC COM         COMMON STOCK    26817C101       566     33784 SH         SOLE             33784    0      0
ECHOSTR HLDG CRP                       COMMON STOCK    278768106       487     20200 SH         SOLE             20200    0      0
ENERGY CONVERSION DE VICES INC         COMMON STOCK    292659109       542      9300 SH         SOLE              9300    0      0
EQUITABLE RESOURCES INC CMN            COMMON STOCK    294549100      5161    140700 SH         SOLE            140700    0      0
EQUITABLE RESOURCES INC CMN            COMMON STOCK    294549100    2567.6     70000 SH   PUT   SOLE             70000    0      0
EXELON CORP COM                        COMMON STOCK    30161N101      6863    109600 SH         SOLE            109600    0      0
FIRST SOLAR INC                        COMMON STOCK    336433107      4221     22346 SH         SOLE             22346    0      0
FLOTEK INDS INC DEL COM STK            COMMON STOCK    343389102      3998    363463 SH         SOLE            363463    0      0
FOSTER WHEELER LTD COM                 COMMON STOCK    G36535139      5387    149176 SH         SOLE            149176    0      0
FREEPORT-MCMORAN COPPER & GOLD CMN     COMMON STOCK    35671D857    8527.5    150000 SH  CALL   SOLE            150000    0      0
FUELCELL ENERGY INC COM STK            COMMON STOCK    35952H106      3648    604897 SH         SOLE            604897    0      0
GENCO SHIPPING & TRA DING LTD          COMMON STOCK  Y2685T 10 7      2127     64000 SH  CALL   SOLE             64000    0      0
GENERAL CABLE CORP D EL NEW CO         COMMON STOCK    369300108      9836    276050 SH         SOLE            276050    0      0
GENERAL DYNAMICS COR P COM STK         COMMON STOCK    369550108       707      9600 SH         SOLE              9600    0      0
GOLDMAN SACHS GROUP INC                COMMON STOCK    38141G104     12698     99200 SH  CALL   SOLE             99200    0      0
GOODRICH CORP COM STK                  COMMON STOCK    382388106      4318    103800 SH         SOLE            103800    0      0
GOODRICH CORP COM STK                  COMMON STOCK  382388 10 6       416     10000 SH  CALL   SOLE             10000    0      0
GOODYEAR TIRE & RUBR CO                COMMON STOCK    382550101      1620    105800 SH         SOLE            105800    0      0
GOOGLE, INC. CMN CLASS A               COMMON STOCK    38259P508      1522      3800 SH         SOLE              3800    0      0
GRAFTECH INTERNATION AL LTD            COMMON STOCK    384313102      2555    169070 SH         SOLE            169070    0      0
HARRIS CORP DEL COM STK                COMMON STOCK    413875105      2010     43512 SH         SOLE             43512    0      0
HARRIS CORP DEL COM STK                COMMON STOCK  413875 10 5       693     15000 SH  CALL   SOLE             15000    0      0
HEADWATERS INC COM STK                 COMMON STOCK    42210P102       818     61300 SH         SOLE             61300    0      0
HECKMANN CORP COM STK                  COMMON STOCK    422680108      3513    425800 SH         SOLE            425800    0      0
HECKMANN CORP WRNT EXP 11/09/2           WARRANTS      422680116      1293    606900 SH         SOLE            606900    0      0
HEICO CORP NEW CL A COM STK            COMMON STOCK    422806208      1369     48800 SH         SOLE             48800    0      0
HEXCEL CORPORATION COM STK             COMMON STOCK    428291108       769     56200 SH         SOLE             56200    0      0
HONEYWELL INTERNATIO NAL INC C         COMMON STOCK    438516106       303      7300 SH         SOLE              7300    0      0
HONEYWELL INTERNATIO NAL INC C         COMMON STOCK  438516 10 6      1247     30000 SH  CALL   SOLE             30000    0      0
HORSEHEAD HOLDING CORP COM ST          COMMON STOCK    440694305      4497    762119 SH         SOLE            762119    0      0
HUGHES COMMUNICATION S INC COM         COMMON STOCK    444398101      2030     55307 SH         SOLE             55307    0      0
ICF INTERNATIONAL IN C                 COMMON STOCK    44925C103       937     47518 SH         SOLE             47518    0      0
INDUSTRIAL SELECT SE CT SPDR         US ETFS - US TR   81369Y704       293      9500 SH         SOLE              9500    0      0
INTEROIL CORPORATION CMN               COMMON STOCK    460951106      9776    355500 SH         SOLE            355500    0      0
IVANHOE MINES LTD CMN                  COMMON STOCK    46579N103     15150   2500000 SH         SOLE           2500000    0      0
IVANHOE MINES LTD CMN                  COMMON STOCK    46579N103      6060   1000000 SH  CALL   SOLE           1000000    0      0
J B HUNT TRANS SVCS INC CMN            COMMON STOCK    445658107      3276     98165 SH         SOLE             98165    0      0
J B HUNT TRANS SVCS INC CMN            COMMON STOCK    445658107    2335.9     70000 SH   PUT   SOLE             70000    0      0
JA SOLAR HLD ADR                       ADRS STOCKS     466090107       464     44000 SH         SOLE             44000    0      0
L-3 COMMUNICATIONS HOLDINGS IN         COMMON STOCK  502424 10 4       688      7000 SH   PUT   SOLE              7000    0      0
LIMCO-PIEDMONT INC                     COMMON STOCK    53261T109       435    100093 SH         SOLE            100093    0      0
LKQ CORP COM STK                       COMMON STOCK    501889208      2766    163000 SH         SOLE            163000    0      0
LOCKHEED MARTIN CORP COM STK           COMMON STOCK    539830109      2840     25900 SH         SOLE             25900    0      0
LOCKHEED MARTIN CORP COM STK           COMMON STOCK  539830 10 9      2193     20000 SH   PUT   SOLE             20000    0      0
LSB INDS INC COM STK                   COMMON STOCK    502160104      4208    303802 SH         SOLE            303802    0      0
MASTERCARD INCORPORATED CMN CLASS A    COMMON STOCK    57636Q104      1975     11135 SH         SOLE             11135    0      0
MCDERMOTT INTERNATIO NAL INC C         COMMON STOCK  580037 10 9      1903     74500 SH  CALL   SOLE             74500    0      0
MERCURY COMPUTER SYS INC COM           COMMON STOCK    589378108      1141    128232 SH         SOLE            128232    0      0
MIDDLESEX WATER CO COM STK             COMMON STOCK    596680108      7545    431880 SH         SOLE            431880    0      0
MONSANTO COMPANY CMN                   COMMON STOCK    61166W101      8463     85500 SH         SOLE             85500    0      0
MUELLER WTR PRODS IN C COM STK         COMMON STOCK    624758207      1464    225300 SH         SOLE            225300    0      0
MYR GROUP INC                          COMMON STOCK    55405W104       681     53800 SH         SOLE             53800    0      0
NAPCO SEC SYS INC COM STK              COMMON STOCK    630402105       138     47257 SH         SOLE             47257    0      0
NAVIOS MARITIME ACQ CORP-UT            EQUITY UNITS    Y62159127      2175    235000 SH         SOLE            235000    0      0
NAVIOS MARITIME ACQUISITION
CORPORATION 1 UNIT = 1
CMN STK + 1 WRNT                          OTHER        Y62159127       601     65000 SH         SOLE             65000    0      0
NAVIOS MARITIME PARTNERS L P U         COMMON STOCK    Y62267102      3773    499945 SH         SOLE            499945    0      0
NORTH AMERICAN ENERG Y PARTNER         COMMON STOCK    656844107      1802    173782 SH         SOLE            173782    0      0
NORTHROP GRUMMAN COR P COM STK         COMMON STOCK    666807102      3209     53000 SH         SOLE             53000    0      0
NORTHROP GRUMMAN COR P COM STK         COMMON STOCK  666807 10 2      2422     40000 SH   PUT   SOLE             40000    0      0
PARTICLE DRILLING TECHNOLOGIES,
INC. CMN                               COMMON STOCK    70212G101        97    474998 SH         SOLE            474998    0      0
POTASH CORP SASK INC                   COMMON STOCK    73755L107      2595     20000 SH         SOLE             20000    0      0
POWERSHARES QQQ TRUST MUTUAL
FUND INDEX TRACKING STOCK              COMMON STOCK    73935A104  41750.43   1073000 SH   PUT   SOLE           1073000    0      0
PRECISION CASTPARTS CORP COM S         COMMON STOCK    740189105      2537     32200 SH         SOLE             32200    0      0
PRECISION CASTPARTS CORP COM S         COMMON STOCK  740189 10 5       788     10000 SH  CALL   SOLE             10000    0      0
RADIOSHACK CORP                        COMMON STOCK    750438103      8640    500000 SH   PUT   SOLE            500000    0      0
RELIANT ENERGY INC COM STK             COMMON STOCK    75952B105      1979    269200 SH         SOLE            269200    0      0
RENESOLA LTD                           ADRS STOCKS     75971T103      2774    264400 SH         SOLE            264400    0      0
ROCKWELL COLLINS INC DEL COM           COMMON STOCK    774341101      1462     30400 SH         SOLE             30400    0      0
ROCKWELL COLLINS INC DEL COM           COMMON STOCK  774341 10 1       866     18000 SH   PUT   SOLE             18000    0      0
RRSAT GLOBAL COMM NTWRK LTD            COMMON STOCK    M8183P102       843     67220 SH         SOLE             67220    0      0
RTI INTL METALS INC COM STK            COMMON STOCK    74973W107       334     17100 SH         SOLE             17100    0      0
RTI INTL METALS INC COM STK            COMMON STOCK  74973W 10 7       978     50000 SH  CALL   SOLE             50000    0      0
S & P DEPOSITORY RECEIPTS TR U         COMMON STOCK  78462F 10 3     40597    350000 SH   PUT   SOLE            350000    0      0
SCHLUMBERGER LTD CMN                   COMMON STOCK    806857108     19523    250000 SH         SOLE            250000    0      0
SHERWIN-WILLIAMS CO CMN                COMMON STOCK    824348106       703     12300 SH         SOLE             12300    0      0
SI INTL INC COM STK                    COMMON STOCK    78427V102       264      8800 SH         SOLE              8800    0      0
SPDR S&P METALS & MINING ETF ETF       COMMON STOCK    78464A755     23485    500000 SH   PUT   SOLE            500000    0      0
SPDR SERIES TRUST                      KBW REGL BKG    78464A698      1828     51492 SH         SOLE             51492    0      0
SPDR SERIES TRUST                     S&P METALS MNG   78464A755     11743    250000 SH  CALL   SOLE            250000    0      0
SPIRIT AEROSYSTEMS HLDGS INC C         COMMON STOCK    848574109      1384     86100 SH         SOLE             86100    0      0
STANDARD & POORS DEP RCPTS SPDR        COMMON STOCK    78462F103      4603     39685 SH         SOLE             39685    0      0
STAR BULK CARRIERS CORP COM            COMMON STOCK    Y8162K105      3437    491000 SH         SOLE            491000    0      0
STAR BULK CARRIERS CORP WT EXP           WARRANTS      Y8162K113       488    283813 SH         SOLE            283813    0      0
SUNPOWER CORP COM STK                  COMMON STOCK  867652 10 9      5001     70500 SH  CALL   SOLE             70500    0      0
Textron Inc COM STK                    COMMON STOCK  883203 10 1       943     32200 SH         SOLE             32200    0      0
Textron Inc COM STK                    COMMON STOCK  883203 10 1      2342     80000 SH  CALL   SOLE             80000    0      0
Textron Inc COM STK                    COMMON STOCK  883203 10 1       527     18000 SH   PUT   SOLE             18000    0      0
THE GOODYEAR TIRE & RUBBER
COM*PANY CMN                           COMMON STOCK    382550101      8567    559600 SH         SOLE            559600    0      0
TOLL BROTHERS, INC. CMN                COMMON STOCK    889478103     756.9     30000 SH   PUT   SOLE             30000    0      0
TRIUMPH GROUP INC NE W COM STK         COMMON STOCK    896818101      1033     22600 SH         SOLE             22600    0      0
TYCO INTERNATIONAL L TD BERMU          COMMON STOCK    G9143X208      1485     42400 SH         SOLE             42400    0      0
UNION PACIFIC CORP. CMN                COMMON STOCK    907818108      2284     32100 SH         SOLE             32100    0      0
UNITED TECHNOLOGIES CORP               COMMON STOCK    913017109      1381     23000 SH         SOLE             23000    0      0
VERIFONE HOLDINGS, INC. CMN            COMMON STOCK    92342Y109     14780    893581 SH         SOLE            893581    0      0
VIASAT INC COM STK                     COMMON STOCK    92552V100       865     36700 SH         SOLE             36700    0      0
WALTER INDS INC COM STK                COMMON STOCK  93317Q 10 5      2510     52900 SH         SOLE             52900    0      0
WALTER INDS INC COM STK                COMMON STOCK  93317Q 10 5      3796     80000 SH  CALL   SOLE             80000    0      0
WELLS FARGO & CO NEW                   COMMON STOCK    949746101     12197    325000 SH         SOLE            325000    0      0
WOODWARD GOVERNOR CO COM STK           COMMON STOCK  980745 10 3       529     15000 SH   PUT   SOLE             15000    0      0
YINGLI GREEN ENERGY HOLD ADR           ADRS STOCKS   98584B 10 3      1025     93000 SH         SOLE             93000    0      0
YINGLI GREEN ENERGY HOLD ADR           COMMON STOCK  98584B 10 3      1433    130000 SH  CALL   SOLE            130000    0      0